NOTE 23: INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Non-capital losses	$ 19,890,140	$ 11,870,240
Property and equipment	(1,007,630)	31,080
Intangible assets	674,140	485,390
Right of use assets net of lease liability	13,530	25,060
Accrued fees and compensation	0	264,360
Share issue costs	308,660	340,880
Capital losses carried forward	5,420	5,420
Unrealized foreign exchange loss	1,880	1,880
Goodwill	2,216,710	2,266,520
Deferred tax assets, net	$ 22,102,850	$ 15,290,830